STATUTORY RESERVE	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVE
23.	STATUTORY RESERVE

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries being foreign-invested enterprises established in China, is required to provide for certain statutory reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. They are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the PRC Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. They are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to other surplus funds is made at the discretion of the Company’s VIEs and its subsidiaries.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. These reserves are not allowed to be transferred to the Group in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation. The Group provided US$164, US$4,978 and US$988 statutory reserve for the years ended December 31, 2010, 2011 and 2012, respectively.